Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial results, net
Interest income	$ 10,139	$ 8,599	$ 63,101
Total finance income	10,139	8,599	63,101
Interest expenses	(78,680)	(52,631)	(75,139)
Other finance costs	(15,848)	(7,935)	(16,180)
Total finance costs	(94,528)	(60,566)	(91,319)
Fair value gain of financial assets and liabilities at fair value through profit or loss, net	50,166	79,569	177,832
Exchange rate differences, net	89,908	18,569	27,904
(Loss) / gain from repurchase of non-convertible notes	(42)	512	(337)
Gain / (loss) from derivative financial instruments, net	9,973	139	(2,583)
Other financial results	0	(7,537)	(5,942)
Total other financial results	150,005	91,252	196,874
Gain on net monetary position (IAS 29)	20,899	15,146	(581)
Total financial results, net	$ 86,515	$ 54,431	$ 168,075